UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes					Los Angeles, CA	April 8, 2002
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:		$84,795 (X1000)


List of Other Included Managers:

NONE
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

NAME OF ISSUER			TITLE OF		CUSIP		VALUE	         SHARES		INV.		OTHER		AUTH
					CLASS					X1000				DISC		MGR			SOLE

1 800 FLOWERS COM CL A         COM              68243Q106     6134	393180.00 SH       SOLE                393180.00
ABBOTT LABS COM                COM              002824100      631	 11309.61 SH       SOLE                 11309.61
ADAIR INTL OIL & GAS COM       COM              005408109        1	 20000.00 SH       SOLE                 20000.00
AMERICAN HEALTHWAYS INC        COM              02649V104     6350	198800.00 SH       SOLE                198800.00
AMERICAN INTL GROUP COM        COM              026874107      551	  6942.00 SH       SOLE                  6942.00
AMERICAN MED SYS HLDGS COM     COM              02744M108     1439	 69550.00 SH       SOLE                 69550.00
AMGEN INC COM                  COM              031162100     1337	 23686.00 SH       SOLE                 23686.00
ANHEUSER BUSCH COS INC COM     COM              035229103      285	  6310.00 SH       SOLE                  6310.00
AUTOMATIC DATA PROCESS COM     COM              053015103      261	  4433.00 SH       SOLE                  4433.00
CHEESECAKE FACTORY INC COM     COM              163072101     8257	237470.00 SH       SOLE                237470.00
CITIGROUP INC COM              COM              172967101      567	 11230.28 SH       SOLE                 11230.28
COSTCO WHSL CORP NEW           COM              221607104      341	  7675.00 SH       SOLE                  7675.00
EXXON MOBIL CORP COM           COM              30231G102      662	 16848.00 SH       SOLE                 16848.00
FEDERAL HOME LN MTG CP COM     COM              313400301      359	  5491.00 SH       SOLE                  5491.00
FEDERAL NATL MTG ASSN COM      COM              313586109      222	  2796.00 SH       SOLE                  2796.00
GENERAL ELEC CO COM            COM              369604103      341	  8499.74 SH       SOLE                  8499.74
INT'L BUSINESS MACHINES        COM              459200101      246	  2033.95 SH       SOLE                  2033.95
INTEL CORP COM                 COM              458140100      326	 10376.99 SH       SOLE                 10376.99
ISHARES TR RUSSELL 2000        COM              464287655      992	 10300.00 SH       SOLE                 10300.00
JOHNSON & JOHNSON COM          COM              478160104      612	 10347.00 SH       SOLE                 10347.00
KOHLS CORP COM                 COM              500255104     9576	135950.00 SH       SOLE                135950.00
KRISPY KREME DOUGHNUTS COM     COM              501014104    14756	333835.00 SH       SOLE                333835.00
MEDTRONIC INC COM              COM              585055106     4823	 94178.95 SH       SOLE                 94178.95
MICROSOFT CORP COM             COM              594918104      739	 11153.00 SH       SOLE                 11153.00
NASDAQ 100 TR UNIT SER 1       COM              631100104     1821	 46811.00 SH       SOLE                 46811.00
NVIDIA CORP COM                COM              670666104     7934	118595.00 SH       SOLE                118595.00
PEPSICO INC COM                COM              713448108      201	  4130.10 SH       SOLE                  4130.10
PFIZER INC COM                 COM              717081103    13607	341465.86 SH       SOLE                341465.86
PHILLIPS PETROLEUM             COM              718507106      343	  5691.00 SH       SOLE                  5691.00
QUINTEK TECHNOLOGIES COM       COM              74876Q108        3	 30000.00 SH       SOLE                 30000.00
STRUTHERS INC COM NEW          COM              863582201        0	 20000.00 SH       SOLE                 20000.00
SUNRISE TECH INTL INC COM      COM              86769L103        4	 15000.00 SH       SOLE                 15000.00
TYCO INTL LTD NEW COM          COM              902124106      547	  9294.00 SH       SOLE                  9294.00
WAL MART STORES INC COM        COM              931142103      528	  9166.00 SH       SOLE                  9166.00





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